NOTES TO UNAUDITED CONDENSED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
NOTES TO UNAUDITED CONDENSED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS

Reorganization

On May 16, 2014, Latitude 360, Inc. (Formerly Kingdom Koncrete, Inc.) (“the Company”) entered into an agreement to acquire 100% of the outstanding stock of Latitude 360, Inc. a Florida Corporation( “L360). L360 currently owns and operates three venues. Each venue consists of a full-service restaurant and bar, dine-in bowling lanes, dine-in luxury screening room, and a dine-in live performance theatre.

Under the terms of the merger, the Company will issue 114,070,828 shares of its common stock to the shareholders of L360 in exchange for receiving a 100% of L360’s common share then outstanding. After the acquisition and exchange of indicated common shares, the shareholders of L360 will own approximately 99% of the Company. The accompanying pro forma balance sheet reflects the assets and liabilities of the combined companies on May 30, 2014, the effective date of the acquisition.

Pro forma adjustments:

May 31, 2014

A.	To convert 31,110,464 preferred shares and related accrued dividends totaling $2,669,742 into 24,997,400 shares of L360 common stock.

B.	To record recapitalization on acquisition of L360 and issuance of 114,070,828 shares of the Latitude 360’s common stock in exchange for 100% of the outstanding shares of L360.

December 31, 2013

A.	To convert 12,457,517 preferred shares and related accrued dividends totaling $2,020,361 into 10,341,341 shares of L360 common stock under the assumption that the conversion took place on December 31, 2013.

B.	To record recapitalization on acquisition of L360 and issuance of 81,286,000 shares of the Latitude 360’s common stock in exchange for 100% of the outstanding shares of L360 under the assumption that the acquisition took place on December 31, 2013.

December 31, 2012

A.	To convert 8,268,044 preferred shares and related accrued dividends totaling $996,100 into 6,617,000 shares of L360 common stock under the assumption that the conversion took place on December 31, 2012

B.	To record recapitalization on acquisition of L360 and issuance of 57,609,000 shares of the Latitude 360’s common stock in exchange for 100% of the outstanding shares of L360.